SUBSEQUENT EVENTS (Details)		1 Months Ended	6 Months Ended
	Aug. 04, 2021 CNY (¥)	May 31, 2022 USD ($)	Jun. 30, 2022 USD ($)	Aug. 03, 2022 USD ($)	Aug. 03, 2022 CNY (¥)
Subsequent Event [Line Items]
Purchase deposit paid			$ 194,791
MD Local Global Limited ("MDJM UK")
Subsequent Event [Line Items]
Purchase deposit paid	¥ 158,000	$ 194,791
MD Local Global Limited ("MDJM UK") | Subsequent Event
Subsequent Event [Line Items]
Purchase value of Fernie Castle				$ 1,912,000	¥ 1,580,000